Property, Equipment and Software, Net - Schedule of Property, Equipment and Software (Details) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Construction in Progress [Member]
Internally developed software	$ 12,300	$ 7,400